Leases (Schedule of lease liability) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Disclosure of quantitative information about leases for lessee [abstract]
Balance, Beginning	$ 11,980	$ 29,054	$ 44,784
Lease extension	34,972
Interest expense	1,044	1,820	3,323
Lease payments	(17,377)	(19,201)	(18,932)
Foreign exchange	(66)	307	(121)
Balance, Ending	$ 30,553	$ 11,980	$ 29,054